Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2022
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

NOTE 3 – CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY:

In applying the Group’s accounting policies, which are described in note 2, the management is required to make judgements (other than those involving estimations) that have a significant impact on the amounts recognize and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimate are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Key sources of estimation uncertainty

The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.

Fair value measurements and valuation process

Some of the Group’s assets and liabilities are measured at fair value for financial reporting purposes.

In estimating the fair value of an asset or a liability, the Group uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Group engages third party qualified valuers to perform the valuation. The Company works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model.

The valuations of private equity investments as well as goodwill and other intangible assets of certain of the Company’s subsidiaries are sensitive to changes in one or more unobservable inputs which are considered reasonably possible within the next financial year. Further information on the carrying amounts of these assets and the relevant unobservable inputs are provided in note 4.